Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 169,808	$ 143,562	$ 85,737